Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and expenses
Government grants		€ 1,488	€ 1,958	€ 2,263
Gain on disposal of property, plant and equipment		56	53	18
VAT refund from tax authorities		1,953	970
Sale of IP to JV	€ 7,549	7,549
Others		802	793	613
Total other operating income		€ 11,848	€ 3,774	€ 2,894